7. Goodwill and Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 8,380,504	$ 8,853,261
Amortization expense	$ 386,916	$ 428,686